Reserves - Schedule of Foreign Currency Translation Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Foreign Currency Translation Reserve [Abstract]
Balance at beginning of year	$ (4,412,218)	$ (3,591,785)
Foreign currency exchange differences arising on translation of foreign operations	4,684,120	(820,433)	$ 1,358,781
Balance at end of year	$ 271,902	$ (4,412,218)	$ (3,591,785)